Equity - Reserves and Retained Earnings - Summary of Equity Reserves and Retained Earnings (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reserves
Options issued reserve	$ 19,116,205	$ 19,116,205
Conversion feature of convertible note reserve	2,589,486	2,589,486	$ 5,178,972
Foreign currency translation reserve	2,423,316	3,844,507
Share-based payment reserve	5,934,705	4,577,520	4,457,636
Ending balance	30,063,712	30,127,718
Movement in options issued reserve were as follows:
Opening balance	19,116,205
Ending balance		19,116,205
Movements in conversion feature of convertible note reserve:
Opening balance	2,589,486	5,178,972
Transfer to accumulated losses on conversion of Convertible Notes	0	(2,006,280)
Transfer to contributed equity on conversion of Convertible Notes	0	(583,206)
Ending balance	2,589,486	2,589,486	5,178,972
Movement in foreign currency translation reserve were as follows:
Opening balance	3,844,507	252,005
Currency translation differences arising during the year	(1,421,191)	3,592,502
Ending balance	2,423,316	3,844,507	252,005
Movement in share-based payment reserve were as follows:
Opening balance	4,577,520	4,457,636
Option and Performance rights expensed during the year	1,796,286	2,001,572
Exercise of vested performance rights transferred to contributed equity	(439,101)	(1,881,688)
Ending balance	5,934,705	4,577,520	4,457,636
Movement in accumulated losses were as follows:
Opening balance	(339,930,532)	(302,335,209)
Net loss for the year	(42,716,625)	(39,896,348)	(32,210,826)
Conversion of Convertible Notes	0	2,301,025
Ending balance	$ (382,647,157)	$ (339,930,532)	$ (302,335,209)